Intangibles - Schedule of Estimated Future Amortization Expense for Lease Premium Assets (Details) - Lease premium $ in Thousands	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
2023	$ 180,299
2024	168,306
2025	126,742
2026	107,247
2027	89,156
Thereafter	152,417
Estimated future amortization expense	$ 824,167